Employee Benefit Plans and Other Postretirement Plans Schedule of Effects of One-Percentage Point Change in Assumed Health Care Cost Trends on Postretirement Benefits (Details) (USD $)
In Thousands, unless otherwise specified
12 Months Ended
Dec. 31, 2013
Assumed Health Care Cost Trend Rates Effect Of One Percentage Point Change [Line Items]
Effect on postretirement benefit obligation, 1-Percentage Point Increase	$ 540
Effect on net postretirement benefit cost, 1-Percentage Point Increase	52
Effect on postretirement benefit obligation, 1-Percentage Point Decrease	(483)
Effect on net postretirement benefit cost, 1-Percentage Point Decrease	$ (45)